INCOME TAX AND DEFERRED TAX ASSETS - Reconciliation of Statutory Income Tax Rate and Company's Effective Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
HongKong
Reconciliation of the statutory income tax rate and the Company's effective income tax
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the Hong Kong Company	(16.50%)	(16.50%)
China
Reconciliation of the statutory income tax rate and the Company's effective income tax
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	(25.00%)	(20.00%)
Effect of valuation and deferred tax adjustments	3.14%	1.70%
Effective rate	3.14%	6.70%